Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Document period end date	Dec. 31, 2025
Current fiscal year end date	--12-31
Document transition report	false
Document shell company report	false
Entity file number	001-15246
Entity registrant name	Lloyds Banking Group plc
Entity address, address line one	33 Old Broad Street
Entity address, city or town	London
Entity address, postal zip code	EC2N 1HZ
Entity address, country	GB
Entity Incorporation, state or country code	X0
Security reporting obligation	15(d)
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Large Accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	true
Document Financial Statement Error Correction [Flag]	false
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Amendment flag	false
Entity central index key	0001160106
Document fiscal year focus	2025
Document fiscal period focus	FY
Ordinary shares, nominal value 10 pence each
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	58,885,743,602
Preference shares, nominal value 25 pence each
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	296,140,832
Preference shares, nominal value 25 cents each
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	86,617
The New York Stock Exchange | Ordinary shares of nominal value 10 pence each, represented by American Depositary Shares
Document Information [Line Items]
Title of 12(b) security	Ordinary shares of nominal value 10 pence each, represented by American Depositary Shares .............
Security exchange name	NYSE
The New York Stock Exchange | $1,500,000,000 4.344% Subordinated Securities due in 2048
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 4.344% Subordinated Securities due in 2048 ......................................................................
Trading symbol	LYG48A
Security exchange name	NYSE
The New York Stock Exchange | $1,175,176,000 3.369% Subordinated Notes due 2046
Document Information [Line Items]
Title of 12(b) security	$1,175,176,000 3.369% Subordinated Notes due 2046 ......................................................................................
Trading symbol	LYG46
Security exchange name	NYSE
The New York Stock Exchange | $824,033,000 5.3% Subordinated Securities due 2045
Document Information [Line Items]
Title of 12(b) security	$824,033,000 5.300% Subordinated Securities due 2045 ..............................................................................
Trading symbol	LYG45
Security exchange name	NYSE
The New York Stock Exchange | $1,250,000,000 4.943% Senior Callable Fixed-to-Fixed Rate Notes due 2036
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 4.943% Senior Callable Fixed-to-Fixed Rate Notes due 2036 ..........................................
Trading symbol	LYG36A
Security exchange name	NYSE
The New York Stock Exchange | $1,250,000,000 6.068% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2036
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 6.068% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2036 ..........................
Trading symbol	LYG36
Security exchange name	NYSE
The New York Stock Exchange | $1,000,000,000 5.590% Senior Callable Fixed-to-Fixed Rate Notes due 2035
Document Information [Line Items]
Title of 12(b) security	$1,000,000,000 5.590% Senior Callable Fixed-to-Fixed Rate Notes due 2035 .........................................
Trading symbol	LYG35A
Security exchange name	NYSE
The New York Stock Exchange | $2,000,000,000 5.679% Senior Callable Fixed-to-Fixed Rate Notes due 2035
Document Information [Line Items]
Title of 12(b) security	$2,000,000,000 5.679% Senior Callable Fixed-to-Fixed Rate Notes due 2035 .........................................
Trading symbol	LYG35
Security exchange name	NYSE
The New York Stock Exchange | $1,000,000.000 7.953% Fixed Rate Reset Subordinated Debt Securities due 2033
Document Information [Line Items]
Title of 12(b) security	$1,000,000.000 7.953% Fixed Rate Reset Subordinated Debt Securities due 2033 .................................
Trading symbol	LYG33A
Security exchange name	NYSE
The New York Stock Exchange | $1,250,000,000 4.976% Senior Callable Fixed-to-Fixed Rate Notes due 2033
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 4.976% Senior Callable Fixed-to-Fixed Rate Notes due 2033 ..........................................
Trading symbol	LYG33
Security exchange name	NYSE
The New York Stock Exchange | $300,000,000 Senior Callable Floating Rate Notes due 2031
Document Information [Line Items]
Title of 12(b) security	$300,000,000 Senior Callable Floating Rate Notes due 2031 ........................................................................
Trading symbol	LYG31B
Security exchange name	NYSE
The New York Stock Exchange | $1,500,000,000 4.425% Senior Callable Fixed-to-Fixed Rate Notes due 2031
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 4.425% Senior Callable Fixed-to-Fixed Rate Notes due 2031 ...........................................
Trading symbol	LYG31A
Security exchange name	NYSE
The New York Stock Exchange | £500,000,000 1.985% Subordinated Notes due 2031
Document Information [Line Items]
Title of 12(b) security	£500,000,000 1.985% Subordinated Notes due 2031 .......................................................................................
Trading symbol	LYG31
Security exchange name	NYSE
The New York Stock Exchange | $1,500,000,000 5.721% Senior Callable Fixed-to-Fixed Rate Notes due 2030
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 5.721% Senior Callable Fixed-to-Fixed Rate Notes due 2030 ...........................................
Trading symbol	LYG30
Security exchange name	NYSE
The New York Stock Exchange | $500,000,000 Senior Callable Floating Rate Notes due 2029
Document Information [Line Items]
Title of 12(b) security	$500,000,000 Senior Callable Floating Rate Notes due 2029 ........................................................................
Trading symbol	LYG29B
Security exchange name	NYSE
The New York Stock Exchange | $1,250,000,000 4.818% Senior Callable Fixed-to-Fixed Rate Notes due 2029
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 4.818% Senior Callable Fixed-to-Fixed Rate Notes due 2029 ...........................................
Trading symbol	LYG29A
Security exchange name	NYSE
The New York Stock Exchange | $1,250,000,000 5.871% Senior Callable Fixed-to-Fixed Rate Notes due 2029
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 5.871% Senior Callable Fixed-to-Fixed Rate Notes due 2029 ...........................................
Trading symbol	LYG29
Security exchange name	NYSE
The New York Stock Exchange | $750,000,000 Senior Callable Floating Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) security	$750,000,000 Senior Callable Floating Rate Notes due 2028 ........................................................................
Trading symbol	LYG28H
Security exchange name	NYSE
The New York Stock Exchange | $1,250,000,000 5.087% Senior Callable Fixed-to-Fixed Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 5.087% Senior Callable Fixed-to-Fixed Rate Notes due 2028 ..........................................
Trading symbol	LYG28G
Security exchange name	NYSE
The New York Stock Exchange | $300,000,000 Senior Callable Floating Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) security	$300,000,000 Senior Callable Floating Rate Notes due 2028 .......................................................................
Trading symbol	LYG28F
Security exchange name	NYSE
The New York Stock Exchange | $1,500,000,000 5.462% Senior Callable Fixed-to-Fixed Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 5.462% Senior Callable Fixed-to-Fixed Rate Notes due 2028 ..........................................
Trading symbol	LYG28E
Security exchange name	NYSE
The New York Stock Exchange | $1,000,000,000 3.750% Senior Callable Fixed-to-Fixed Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) security	$1,000,000,000 3.750% Senior Callable Fixed-to-Fixed Rate Notes due 2028 ..........................................
Trading symbol	LYG28D
Security exchange name	NYSE
The New York Stock Exchange | $1,250,000,000 4.550% Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 4.550% Senior Notes due 2028 ................................................................................................
Trading symbol	LYG28C
Security exchange name	NYSE
The New York Stock Exchange | $1,250,000,000 4.550% Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 4.375% Senior Notes due 2028 ................................................................................................
Trading symbol	LYG28B
Security exchange name	NYSE
The New York Stock Exchange | $1,750,000,000 3.574% Senior Notes due in 2028 (callable in 2027)
Document Information [Line Items]
Title of 12(b) security	$1,750,000,000 3.574% Senior Notes due in 2028 (callable in 2027) ............................................................
Trading symbol	LYG28A
Security exchange name	NYSE
The New York Stock Exchange | $500,000,000 Senior Callable Floating Rate Notes due 2027
Document Information [Line Items]
Title of 12(b) security	$500,000,000 Senior Callable Floating Rate Notes due 2027 ........................................................................
Trading symbol	LYB27C
Security exchange name	NYSE
The New York Stock Exchange | $1,500,000,000 5.985% Senior Callable Fixed-to-Fixed Rate Notes due 2027
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 5.985% Senior Callable Fixed-to-Fixed Rate Notes due 2027 ..........................................
Trading symbol	LYG27B
Security exchange name	NYSE
The New York Stock Exchange | $1,000,000,000 1.627% Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) security	$1,000,000,000 1.627% Senior Notes due 2027 ..................................................................................................
Trading symbol	LYG27A
Security exchange name	NYSE
The New York Stock Exchange | $1,250,000,000 3.750% Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 3.750% Senior Notes due 2027 .................................................................................................
Trading symbol	LYG27
Security exchange name	NYSE
The New York Stock Exchange | $1,500,000,000 4.65% Subordinated Securities due 2026
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 4.650% Subordinated Securities due 2026 ...........................................................................
Trading symbol	LYG26
Security exchange name	NYSE
Business contact
Document Information [Line Items]
Entity address, address line one	33 Old Broad Street
Entity address, city or town	London
Entity address, postal zip code	EC2N 1HZ
Entity address, country	GB
Contact personnel name	Kate Cheetham
City area code	+44
Local phone number	(0) 20 7356 2104
Contact personnel fax number	+44 (0) 20 7356 1808